INVENTORIES	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.	INVENTORIES

Inventories consisted of the following:
	As of March 31,
	2013	2014
	$	$

Raw materials	1,770	2,013
Work in progress	287	192
Finished goods	900	1,495

	2,957	3,700
Slow moving inventories amounting to $199, $56 and $125 were written off during the years ended March 31, 2012, 2013 and 2014, respectively.